Income and other taxes - Schedule of Deferred Income Tax Liabilities and Deferred Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	$ (186,432)	$ (196,356)	$ (144,254)
Deferred income tax expense/(recovery)	(5,267)	52,102
Operating loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	30,735	21,105
Deferred income tax expense/(recovery)	(9,630)	(7,651)
Current assets and liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(5,502)	5,005
Deferred income tax expense/(recovery)	10,507	2,673
Mining interests
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(211,581)	(226,571)
Deferred income tax expense/(recovery)	(10,333)	45,341
Mine restoration provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	29,052	30,445
Deferred income tax expense/(recovery)	1,393	(5,535)
Future withholding tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(21,000)	(24,300)
Deferred income tax expense/(recovery)	(3,300)	24,300
Unrealized gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(8,097)	(3,085)
Deferred income tax expense/(recovery)	5,012	(7,033)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(39)	1,045
Deferred income tax expense/(recovery)	$ 1,084	$ 7